Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012	Dec. 31, 2013 Customer A	Dec. 31, 2013 Customer B
Concentration Risk [Line Items]
Number of largest customers	2
Percentage of accounts receivable out of total accounts receivable			91.00%	8.00%
Accounts and notes receivable, allowance for doubtful accounts	$ 2,119